                      METROPOLITAN LIFE INSURANCE COMPANY

                           PARAGON SEPARATE ACCOUNT B

             GROUP VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                                     (MFS)

                    Supplement dated August 19, 2013 to the
                        Prospectus dated April 29, 2013

This supplement updates certain information in the prospectus dated April 29, 2013 for the above-reference policies. You should read and retain this supplement.

Due to fund mergers effective August 19, 2013, the MFS(R) High Yield Portfolio and the MFS(R) Strategic Income Portfolio of the MFS(R) Variable Insurance Trust II have replaced, respectively, the MFS(R) High Income Series and the MFS(R) Strategic Income Series of the MFS(R) Variable Insurance Trust as investment options under the policies. The fees and expenses of the MFS(R) High Yield Portfolio and the MFS(R) Strategic Income Portfolio, for the year ended
December 31, 2012, are as follows:

                                DISTRIBUTION             ACQUIRED     TOTAL                       NET TOTAL
                                   AND/OR                  FUND       ANNUAL      FEE WAIVER       ANNUAL
                   MANAGEMENT   SERVICE(12B-   OTHER     FEES AND   OPERATING   AND/OR EXPENSE    OPERATING
FUND                   FEE        1) FEES     EXPENSES   EXPENSES    EXPENSES    REIMBURSEMENT     EXPENSES
-----------------  -----------  ------------  ---------  ---------  ----------  ---------------  -----------
MFS(R) VARIABLE
   INSURANCE
   TRUST II -
   INITIAL CLASS
   MFS(R) High
      Yield
      Portfolio          0.70%            --      0.11%         --       0.81%            0.06%       0.75%
   MFS(R)
      Strategic
      Income
      Portfolio          0.70%            --      0.32%      0.01%       1.03%            0.12%       0.91%

The investment objective and investment adviser of the MFS(R) High Yield Portfolio and the MFS(R) Strategic Income Portfolio are as follows:

FUND                                    INVESTMENT OBJECTIVE                            INVESTMENT ADVISER
------------------------------------    ---------------------------------------------   ------------------------
MFS(R) VARIABLE INSURANCE TRUST II
     - INITIAL CLASS
   MFS(R) High Yield Portfolio          Seeks total return with an emphasis on high     Massachusetts Financial
                                        current income, but also considering capital    Services Company
                                        appreciation.

   MFS(R) Strategic Income Portfolio    Seeks total return with an emphasis on high     Massachusetts Financial
                                        current income, but also considering capital    Services Company
                                        appreciation

       GROUP VARIABLE UNIVERSAL LIFE INSURANCE POLICIES AND CERTIFICATES
                                (MET FLEX GVUL)

                                   ISSUED BY
                      METROPOLITAN LIFE INSURANCE COMPANY

                       SUPPLEMENT DATED AUGUST 19, 2013
                      TO PROSPECTUS DATED APRIL 29, 2013

This document is a supplement to the prospectus dated April 29, 2013 (the "prospectus") for the Group Variable Universal Life Insurance Policies and Certificates issued by Metropolitan Life Insurance Company ("We"). This supplement is not a complete prospectus, and must be accompanied by the prospectus. The prospectus describes the insurance features and other aspects of the Group Policy and the Certificates. In this supplement, we describe all of the Funds that are available for the Group Policies and the Certificates.

THE FUNDS

AMERICAN FUNDS INSURANCE SERIES(R)--CLASS 1                 Growth & Income Portfolio
   American Funds Asset Allocation Fund                     Growth Opportunities Portfolio
   American Funds Bond Fund                                 Growth Portfolio
   American Funds Cash Management Fund                      High Income Portfolio
   American Funds Global Growth Fund                        Index 500 Portfolio
   American Funds Global Small Capitalization Fund          Investment Grade Bond Portfolio
   American Funds Growth Fund                               Mid Cap Portfolio
   American Funds Growth-Income Fund                        Money Market Portfolio
   American Funds High-Income Bond Fund                     Overseas Portfolio
   American Funds International Fund                     MET INVESTORS SERIES TRUST--CLASS A
   American Funds New World Fund(R)                         BlackRock Large Cap Core Portfolio
   American Funds U.S. Government/AAA-Rated Securities
     Fund                                                   Janus Forty Portfolio
DWS VARIABLE SERIES I--CLASS A                              Lord Abbett Bond Debenture Portfolio
   DWS Bond VIP                                             MFS(R) Emerging Markets Equity Portfolio
   DWS Capital Growth VIP                                   Oppenheimer Global Equity Portfolio
   DWS Core Equity VIP                                        (formerly Met/Templeton Growth Portfolio)
   DWS Global Small Cap Growth VIP                       METROPOLITAN SERIES FUND--CLASS A
   DWS International VIP                                    Barclays Aggregate Bond Index Portfolio
DWS VARIABLE SERIES II--CLASS A                               (formerly Barclays Capital Aggregate Bond Index
                                                              Portfolio)
   DWS Global Income Builder VIP                            BlackRock Capital Appreciation Portfolio
   DWS Money Market VIP                                       (formerly BlackRock Legacy Large Cap Growth Portfolio)
   DWS Small Mid Cap Growth VIP                             BlackRock Large Cap Value Portfolio
FIDELITY(R) VARIABLE INSURANCE PRODUCTS--INITIAL CLASS      BlackRock Money Market Portfolio
   Asset Manager: Growth(R) Portfolio                       MetLife Mid Cap Stock Index Portfolio
   Asset Manager/SM/ Portfolio                              MetLife Stock Index Portfolio
   Balanced Portfolio                                       MFS(R) Total Return Portfolio
   Contrafund(R) Portfolio                                  MFS(R) Value Portfolio
   Equity-Income Portfolio                                  MSCI EAFE(R) Index Portfolio
   Freedom 2010 Portfolio                                   Russell 2000(R) Index Portfolio
   Freedom 2020 Portfolio                                MFS(R) VARIABLE INSURANCE TRUST--INITIAL CLASS
   Freedom 2030 Portfolio                                   MFS(R) Core Equity Series
   Freedom 2040 Portfolio                                   MFS(R) Global Equity Series
   Freedom 2050 Portfolio                                   MFS(R) Growth Series

   MFS(R) Investors Growth Stock Series               Putnam VT Global Utilities Fund
   MFS(R) Investors Trust Series                      Putnam VT Growth and Income Fund
   MFS(R) Mid Cap Growth Series                       Putnam VT High Yield Fund
   MFS(R) New Discovery Series                        Putnam VT Income Fund
   MFS(R) Research Bond Series                        Putnam VT International Equity Fund
   MFS(R) Research Series                             Putnam VT International Growth Fund
   MFS(R) Total Return Series                         Putnam VT International Value Fund
   MFS(R) Utilities Series                            Putnam VT Investors Fund
   MFS(R) Value Series                                Putnam VT Money Market Fund
MFS(R) VARIABLE INSURANCE TRUST II--INITIAL CLASS     Putnam VT Multi-Cap Growth Fund
   MFS(R) High Yield Portfolio                        Putnam VT Voyager Fund
   MFS(R) Strategic Income Portfolio               T. ROWE PRICE EQUITY SERIES, INC.
PUTNAM VARIABLE TRUST--CLASS IA                       Equity Income Portfolio
   Putnam VT Diversified Income Fund                  New America Growth Portfolio
   Putnam VT Equity Income Fund                       Personal Strategy Balanced Portfolio
   Putnam VT Global Asset Allocation Fund          T. ROWE PRICE FIXED INCOME SERIES, INC.
   Putnam VT Global Equity Fund                       Limited-Term Bond Portfolio

FUND CHARGES AND EXPENSES

The following tables describes the fees and expenses that the Fund will pay and that therefore you will indirectly pay periodically during the time you own your Certificate.

The first table shows the minimum and maximum total operating expenses charged by the Funds for the fiscal year ended December 31, 2012. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Certain Funds may impose a redemption fee in the future.

The second table shows the annual operating expenses (in some cases before and after contractual fee waivers or expense reimbursements) charged by each Fund for the fiscal year ended December 31, 2012, as a percentage of the Fund's average daily net assets for the year.

MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES

                                                                                                              MINIMUM MAXIMUM
                                                                                                              ------- -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1)
fees, and other expenses)                                                                                      0.10%   1.31%

FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                      DISTRIBUTION           ACQUIRED    TOTAL                  NET TOTAL
                                                         AND/OR              FUND FEES  ANNUAL     FEE WAIVER    ANNUAL
                                          MANAGEMENT SERVICE(12B-1)  OTHER      AND    OPERATING AND/OR EXPENSE OPERATING
                                             FEE          FEES      EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT  EXPENSES
FUND                                      ---------- -------------- -------- --------- --------- -------------- ---------
AMERICAN FUNDS INSURANCE
  SERIES(R)--CLASS 1
   American Funds Asset Allocation Fund      0.29%         --         0.02%     --       0.31%         --         0.31%
   American Funds Bond Fund                  0.37%         --         0.02%     --       0.39%         --         0.39%

                                                      DISTRIBUTION           ACQUIRED   TOTAL    FEE WAIVER   NET TOTAL
                                                         AND/OR                FUND    ANNUAL      AND/OR      ANNUAL
                                          MANAGEMENT SERVICE(12B-1)  OTHER   FEES AND OPERATING    EXPENSE    OPERATING
FUND                                         FEE          FEES      EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
----                                      ---------- -------------- -------- -------- --------- ------------- ---------
   American Funds Cash Management Fund       0.32%         --         0.02%      --     0.34%         --        0.34%
   American Funds Global Growth Fund         0.53%         --         0.03%      --     0.56%         --        0.56%
   American Funds Global Small
     Capitalization Fund                     0.71%         --         0.04%      --     0.75%         --        0.75%
   American Funds Growth Fund                0.33%         --         0.02%      --     0.35%         --        0.35%
   American Funds Growth-Income Fund         0.27%         --         0.02%      --     0.29%         --        0.29%
   American Funds High-Income Bond
     Fund                                    0.46%         --         0.02%      --     0.48%         --        0.48%
   American Funds International Fund         0.50%         --         0.04%      --     0.54%         --        0.54%
   American Funds New World Fund(R)          0.74%         --         0.05%      --     0.79%         --        0.79%
   American Funds U.S. Government/AAA-
     Rated Securities Fund                   0.33%         --         0.01%      --     0.34%         --        0.34%
DWS VARIABLE SERIES I--CLASS A
   DWS Bond VIP                              0.39%         --         0.19%      --     0.58%         --        0.58%
   DWS Capital Growth VIP                    0.37%         --         0.13%      --     0.50%         --        0.50%
   DWS Core Equity VIP                       0.39%         --         0.20%      --     0.59%         --        0.59%
   DWS Global Small Cap Growth VIP           0.89%         --         0.22%      --     1.11%       0.17%       0.94%
   DWS International VIP                     0.79%         --         0.19%      --     0.98%       0.00%       0.98%
DWS VARIABLE SERIES II--CLASS A
   DWS Global Income Builder VIP             0.37%         --         0.22%    0.01%    0.60%         --        0.60%
   DWS Money Market VIP                      0.29%         --         0.16%      --     0.45%         --        0.45%
   DWS Small Mid Cap Growth VIP              0.55%         --         0.19%      --     0.74%         --        0.74%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS--
  INITIAL CLASS
   Asset Manager: Growth(R) Portfolio        0.56%         --         0.17%      --     0.73%         --        0.73%
   Asset Manager/SM/ Portfolio               0.51%         --         0.12%      --     0.63%         --        0.63%
   Balanced Portfolio                        0.41%         --         0.13%    0.01%    0.55%         --        0.55%
   Contrafund(R) Portfolio                   0.56%         --         0.08%      --     0.64%         --        0.64%
   Equity-Income Portfolio                   0.46%         --         0.10%      --     0.56%         --        0.56%
   Freedom 2010 Portfolio                      --          --           --     0.56%    0.56%         --        0.56%
   Freedom 2020 Portfolio                      --          --           --     0.59%    0.59%         --        0.59%
   Freedom 2030 Portfolio                      --          --           --     0.65%    0.65%         --        0.65%
   Freedom 2040 Portfolio                      --          --           --     0.68%    0.68%         --        0.68%
   Freedom 2050 Portfolio                      --          --           --     0.69%    0.69%         --        0.69%
   Growth & Income Portfolio                 0.46%         --         0.13%      --     0.59%         --        0.59%
   Growth Opportunities Portfolio            0.56%         --         0.13%      --     0.69%         --        0.69%
   Growth Portfolio                          0.56%         --         0.10%      --     0.66%         --        0.66%
   High Income Portfolio                     0.56%         --         0.12%      --     0.68%         --        0.68%

                                                         DISTRIBUTION           ACQUIRED   TOTAL    FEE WAIVER   NET TOTAL
                                                            AND/OR                FUND    ANNUAL      AND/OR      ANNUAL
                                             MANAGEMENT SERVICE(12B-1)  OTHER   FEES AND OPERATING    EXPENSE    OPERATING
FUND                                            FEE          FEES      EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
----                                         ---------- -------------- -------- -------- --------- ------------- ---------
   Index 500 Portfolio                          0.05%         --         0.05%      --     0.10%         --        0.10%
   Investment Grade Bond Portfolio              0.31%         --         0.11%      --     0.42%         --        0.42%
   Mid Cap Portfolio                            0.56%         --         0.09%      --     0.65%         --        0.65%
   Money Market Portfolio                       0.17%         --         0.09%      --     0.26%         --        0.26%
   Overseas Portfolio                           0.71%         --         0.14%      --     0.85%         --        0.85%

MET INVESTORS SERIES TRUST--CLASS A
   BlackRock Large Cap Core Portfolio           0.59%         --         0.05%      --     0.64%       0.01%       0.63%
   Janus Forty Portfolio                        0.63%         --         0.03%      --     0.66%       0.01%       0.65%
   Lord Abbett Bond Debenture Portfolio         0.51%         --         0.03%      --     0.54%         --        0.54%
   MFS(R) Emerging Markets Equity
     Portfolio                                  0.91%         --         0.16%      --     1.07%       0.02%       1.05%
   Oppenheimer Global Equity Portfolio          0.67%         --         0.09%      --     0.76%       0.02%       0.74%

METROPOLITAN SERIES FUND--CLASS A
   Barclays Aggregate Bond Index Portfolio      0.25%         --         0.04%      --     0.29%       0.01%       0.28%
   BlackRock Capital Appreciation
     Portfolio                                  0.70%         --         0.03%      --     0.73%       0.01%       0.72%
   BlackRock Large Cap Value Portfolio          0.63%         --         0.03%      --     0.66%       0.03%       0.63%
   BlackRock Money Market Portfolio             0.33%         --         0.02%      --     0.35%       0.01%       0.34%
   MetLife Mid Cap Stock Index Portfolio        0.25%         --         0.07%    0.02%    0.34%       0.00%       0.34%
   MetLife Stock Index Portfolio                0.25%         --         0.03%      --     0.28%       0.01%       0.27%
   MFS(R) Total Return Portfolio                0.55%         --         0.05%      --     0.60%         --        0.60%
   MFS(R) Value Portfolio                       0.70%         --         0.03%      --     0.73%       0.13%       0.60%
   MSCI EAFE(R) Index Portfolio                 0.30%         --         0.11%    0.01%    0.42%       0.00%       0.42%
   Russell 2000(R) Index Portfolio              0.25%         --         0.08%    0.09%    0.42%       0.00%       0.42%

MFS(R) VARIABLE INSURANCE TRUST--INITIAL
  CLASS
   MFS(R) Core Equity Series                    0.75%         --         0.27%      --     1.02%       0.12%       0.90%
   MFS(R) Global Equity Series                  1.00%         --         0.31%      --     1.31%       0.16%       1.15%
   MFS(R) Growth Series                         0.75%         --         0.07%      --     0.82%         --        0.82%
   MFS(R) Investors Growth Stock Series         0.75%         --         0.08%      --     0.83%         --        0.83%
   MFS(R) Investors Trust Series                0.75%         --         0.07%      --     0.82%         --        0.82%
   MFS(R) Mid Cap Growth Series                 0.75%         --         0.14%      --     0.89%         --        0.89%
   MFS(R) New Discovery Series                  0.90%         --         0.07%      --     0.97%         --        0.97%
   MFS(R) Research Bond Series                  0.50%         --         0.06%      --     0.56%         --        0.56%
   MFS(R) Research Series                       0.75%         --         0.12%      --     0.87%         --        0.87%
   MFS(R) Total Return Series                   0.75%         --         0.05%      --     0.80%       0.03%       0.77%
   MFS(R) Utilities Series                      0.74%         --         0.08%      --     0.82%         --        0.82%
   MFS(R) Value Series                          0.72%         --         0.06%      --     0.78%         --        0.78%

                                                         DISTRIBUTION           ACQUIRED   TOTAL    FEE WAIVER   NET TOTAL
                                                            AND/OR                FUND    ANNUAL      AND/OR      ANNUAL
                                             MANAGEMENT SERVICE(12B-1)  OTHER   FEES AND OPERATING    EXPENSE    OPERATING
FUND                                            FEE          FEES      EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
----                                         ---------- -------------- -------- -------- --------- ------------- ---------
MFS(R) VARIABLE INSURANCE TRUST II--INITIAL
  CLASS
   MFS(R) High Yield Portfolio                  0.70%         --         0.11%      --     0.81%       0.06%       0.75%
   MFS(R) Strategic Income Portfolio            0.70%         --         0.32%    0.01%    1.03%       0.12%       0.91%
PUTNAM VARIABLE TRUST--CLASS IA
   Putnam VT Diversified Income Fund            0.56%         --         0.21%      --     0.77%         --        0.77%
   Putnam VT Equity Income Fund                 0.49%         --         0.15%    0.03%    0.67%         --        0.67%
   Putnam VT Global Asset Allocation
     Fund                                       0.61%         --         0.28%      --     0.89%         --        0.89%
   Putnam VT Global Equity Fund                 0.71%         --         0.21%      --     0.92%         --        0.92%
   Putnam VT Global Utilities Fund              0.64%         --         0.20%      --     0.84%         --        0.84%
   Putnam VT Growth and Income Fund             0.49%         --         0.14%      --     0.63%         --        0.63%
   Putnam VT High Yield Fund                    0.58%         --         0.17%      --     0.75%         --        0.75%
   Putnam VT Income Fund                        0.41%         --         0.19%      --     0.60%         --        0.60%
   Putnam VT International Equity Fund          0.71%         --         0.18%      --     0.89%         --        0.89%
   Putnam VT International Growth Fund          0.94%         --         0.35%      --     1.29%       0.05%       1.24%
   Putnam VT International Value Fund           0.71%         --         0.23%      --     0.94%         --        0.94%
   Putnam VT Investors Fund                     0.57%         --         0.17%      --     0.74%         --        0.74%
   Putnam VT Money Market Fund                  0.30%         --         0.16%      --     0.46%         --        0.46%
   Putnam VT Multi-Cap Growth Fund              0.57%         --         0.15%      --     0.72%         --        0.72%
   Putnam VT Voyager Fund                       0.57%         --         0.15%      --     0.72%         --        0.72%
T. ROWE PRICE EQUITY SERIES, INC.
   Equity Income Portfolio                      0.85%         --           --       --     0.85%         --        0.85%
   New America Growth Portfolio                 0.85%         --           --       --     0.85%         --        0.85%
   Personal Strategy Balanced Portfolio         0.90%         --           --     0.13%    1.03%       0.13%       0.90%
T. ROWE PRICE FIXED INCOME SERIES, INC.
   Limited-Term Bond Portfolio                  0.70%         --           --     0.01%    0.71%         --        0.71%

The information shown in the table above was provided by the Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Fund but that the expenses of the Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Fund's board of directors or trustees, are not shown.

FUND INVESTMENT OBJECTIVE, ADVISER AND SUBADVISER

The following table summarizes the investment objective(s) and identifies the investment adviser and, if applicable, the subadviser of each Fund. More information regarding the Funds is contained in the prospectus for each Fund.

FUND                                                 INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
----                                      -------------------------------------------- --------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)--
CLASS 1

   American Funds Asset Allocation Fund   Seeks high total return (including income    Capital Research and Management
                                          and capital gains) consistent with           Company
                                          preservation of capital over the long term.

   American Funds Bond Fund               Seeks as high a level of current income as   Capital Research and Management
                                          is consistent with the preservation of       Company
                                          capital.

   American Funds Cash Management         Seeks to earn income on your cash            Capital Research and Management
     Fund                                 reserves while preserving capital and        Company
                                          maintaining liquidity.

   American Funds Global Growth Fund      Seeks long-term growth of capital.           Capital Research and Management
                                                                                       Company

   American Funds Global Small            Seeks long-term growth of capital.           Capital Research and Management
     Capitalization Fund                                                               Company

   American Funds Growth Fund             Seeks growth of capital.                     Capital Research and Management
                                                                                       Company

   American Funds Growth-Income Fund      Seeks long-term growth of capital and        Capital Research and Management
                                          income.                                      Company

   American Funds High-Income Bond        Seeks a high level of current income. Its    Capital Research and Management
     Fund                                 secondary investment objective is capital    Company
                                          appreciation.

   American Funds International Fund      Seeks long-term growth of capital.           Capital Research and Management
                                                                                       Company

   American Funds New World Fund(R)       Seeks long-term capital appreciation.        Capital Research and Management
                                                                                       Company

   American Funds U.S. Government/        Seeks a high level of current income         Capital Research and Management
     AAA-Rated Securities Fund            consistent with preservation of capital.     Company

DWS VARIABLE SERIES I--CLASS A

   DWS Bond VIP                           Seeks to maximize total return consistent    Deutsche Investment Management
                                          with preservation of capital and prudent     Americas Inc.
                                          investment management, by investing for
                                          both current income and capital
                                          appreciation.

   DWS Capital Growth VIP                 Seeks to provide long-term growth of         Deutsche Investment Management
                                          capital.                                     Americas Inc.

   DWS Core Equity VIP                    Seeks long-term growth of capital, current   Deutsche Investment Management
                                          income and growth of income.                 Americas Inc.
                                                                                       Subadviser: QS Investors, LLC

   DWS Global Small Cap Growth VIP        Seeks above-average capital appreciation     Deutsche Investment Management
                                          over the long-term.                          Americas Inc.

   DWS International VIP                  Seeks long-term growth of capital.           Deutsche Investment Management
                                                                                       Americas Inc.

DWS VARIABLE SERIES II--CLASS A

   DWS Global Income Builder VIP          Seeks to maximize income while               Deutsche Investment Management
                                          maintaining prospects for capital            Americas Inc.
                                          appreciation.

   DWS Money Market VIP                   Seeks maximum current income to the          Deutsche Investment Management
                                          extent consistent with stability of          Americas Inc.
                                          principal.

   DWS Small Mid Cap Growth VIP           Seeks long-term capital appreciation.        Deutsche Investment Management
                                                                                       Americas Inc.

FUND                                              INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
----                                      -------------------------------------- -----------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS--
  INITIAL CLASS

   Asset Manager: Growth(R) Portfolio     Seeks to maximize total return by      Fidelity Management & Research
                                          allocating its assets among stocks,    Company
                                          bonds, short-term instruments, and     Subadviser: FMR Co., Inc. Fidelity
                                          other investments.                     Investments Money Management, Inc.

   Asset Manager/SM/ Portfolio            Seeks to obtain high total return      Fidelity Management & Research
                                          with reduced risk over the long-term   Company
                                          by allocating its assets among         Subadviser: FMR Co., Inc. Fidelity
                                          stocks, bonds, and short-term          Investments Money Management, Inc.
                                          instruments.

   Balanced Portfolio                     Seeks income and capital growth        Fidelity Management & Research
                                          consistent with reasonable risk.       Company
                                                                                 Subadviser: FMR Co., Inc. Fidelity
                                                                                 Investments Money Management, Inc.

   Contrafund(R) Portfolio                Seeks long-term capital appreciation.  Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.

   Equity-Income Portfolio                Seeks reasonable income. The fund      Fidelity Management & Research
                                          will also consider the potential for   Company
                                          capital appreciation. The fund's goal  Subadviser: FMR Co., Inc.
                                          is to achieve a yield which exceeds
                                          the composite yield on the securities
                                          comprising the S&P 500(R) Index.

   Freedom 2010 Portfolio                 Seeks high total return with a         Strategic Advisers, Inc.
                                          secondary objective of principal
                                          preservation as the fund approaches
                                          its target date and beyond.

   Freedom 2020 Portfolio                 Seeks high total return with a         Strategic Advisers, Inc.
                                          secondary objective of principal
                                          preservation as the fund approaches
                                          its target date and beyond.

   Freedom 2030 Portfolio                 Seeks high total return with a         Strategic Advisers, Inc.
                                          secondary objective of principal
                                          preservation as the fund approaches
                                          its target date and beyond.

   Freedom 2040 Portfolio                 Seeks high total return with a         Strategic Advisers, Inc.
                                          secondary objective of principal
                                          preservation as the fund approaches
                                          its target date and beyond.

   Freedom 2050 Portfolio                 Seeks high total return with a         Strategic Advisers, Inc.
                                          secondary objective of principal
                                          preservation as the fund approaches
                                          its target date and beyond.

   Growth & Income Portfolio              Seeks high total return through a      Fidelity Management & Research
                                          combination of current income and      Company
                                          capital appreciation.                  Subadviser: FMR Co., Inc.

   Growth Opportunities Portfolio         Seeks to provide capital growth.       Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.

   Growth Portfolio                       Seeks to achieve capital appreciation. Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.

   High Income Portfolio                  Seeks a high level of current income,  Fidelity Management & Research
                                          while also considering growth of       Company
                                          capital.                               Subadviser: FMR Co., Inc.

   Index 500 Portfolio                    Seeks investment results that          Fidelity Management & Research
                                          correspond to the total return of      Company
                                          common stocks publicly traded in the   Subadviser: FMR Co., Inc. Geode
                                          United States, as represented by the   Capital Management, LLC
                                          S&P 500(R) Index.

FUND                                               INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
----                                       -------------------------------------- -------------------------------------

   Investment Grade Bond Portfolio         Seeks as high a level of current       Fidelity Management & Research
                                           income as is consistent with the       Company
                                           preservation of capital.               Subadviser: Fidelity Investments
                                                                                  Money Management, Inc.

   Mid Cap Portfolio                       Seeks long-term growth of capital.     Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.

   Money Market Portfolio                  Seeks as high a level of current       Fidelity Management & Research
                                           income as is consistent with           Company
                                           preservation of capital and liquidity. Subadviser: Fidelity Investments
                                                                                  Money Management, Inc.

   Overseas Portfolio                      Seeks long-term growth of capital.     Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
MET INVESTORS SERIES TRUST--CLASS A

   BlackRock Large Cap Core Portfolio      Seeks long-term capital growth.        MetLife Advisers, LLC
                                                                                  Subadviser: BlackRock Advisors, LLC

   Janus Forty Portfolio                   Seeks capital appreciation.            MetLife Advisers, LLC
                                                                                  Subadviser: Janus Capital Management
                                                                                  LLC

   Lord Abbett Bond Debenture Portfolio    Seeks high current income and the      MetLife Advisers, LLC
                                           opportunity for capital appreciation   Subadviser: Lord, Abbett & Co. LLC
                                           to produce a high total return.

   MFS(R) Emerging Markets Equity          Seeks capital appreciation.            MetLife Advisers, LLC
     Portfolio                                                                    Subadviser: Massachusetts Financial
                                                                                  Services Company

   Oppenheimer Global Equity Portfolio     Seeks capital appreciation.            MetLife Advisers, LLC
                                                                                  Subadviser: OppenheimerFunds, Inc.
METROPOLITAN SERIES FUND--CLASS A

   Barclays Aggregate Bond Index           Seeks to track the performance of the  MetLife Advisers, LLC
     Portfolio                             Barclays U.S. Aggregate Bond Index.    Subadviser: MetLife Investment
                                                                                  Management, LLC

   BlackRock Capital Appreciation          Seeks long-term growth of capital.     MetLife Advisers, LLC
     Portfolio                                                                    Subadviser: BlackRock Advisors, LLC

   BlackRock Large Cap Value Portfolio     Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                                  Subadviser: BlackRock Advisors, LLC

   BlackRock Money Market Portfolio        Seeks a high level of current income   MetLife Advisers, LLC
                                           consistent with preservation of        Subadviser: BlackRock Advisors, LLC
                                           capital./1/

   MetLife Mid Cap Stock Index Portfolio   Seeks to track the performance of the  MetLife Advisers, LLC
                                           Standard & Poor's MidCap 400(R)        Subadviser: MetLife Investment
                                           Composite Stock Price Index.           Management, LLC

   MetLife Stock Index Portfolio           Seeks to track the performance of the  MetLife Advisers, LLC
                                           Standard & Poor's 500(R) Composite     Subadviser: MetLife Investment
                                           Stock Price Index.                     Management, LLC

   MFS(R) Total Return Portfolio           Seeks a favorable total return         MetLife Advisers, LLC
                                           through investment in a diversified    Subadviser: Massachusetts Financial
                                           portfolio.                             Services Company

   MFS(R) Value Portfolio                  Seeks capital appreciation.            MetLife Advisers, LLC
                                                                                  Subadviser: Massachusetts Financial
                                                                                  Services Company

   MSCI EAFE(R) Index Portfolio            Seeks to track the performance of the  MetLife Advisers, LLC
                                           MSCI EAFE(R) Index.                    Subadviser: MetLife Investment
                                                                                  Management, LLC

   Russell 2000(R) Index Portfolio         Seeks to track the performance of the  MetLife Advisers, LLC
                                           Russell 2000(R) Index.                 Subadviser: MetLife Investment
                                                                                  Management, LLC

FUND                                           INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
----                                   -------------------------------------  ---------------------------------

MFS(R) VARIABLE INSURANCE TRUST--
  INITIAL CLASS

   MFS(R) Core Equity Series           Seeks capital appreciation.            Massachusetts Financial Services
                                                                              Company

   MFS(R) Global Equity Series         Seeks capital appreciation.            Massachusetts Financial Services
                                                                              Company

   MFS(R) Growth Series                Seeks capital appreciation.            Massachusetts Financial Services
                                                                              Company

   MFS(R) Investors Growth Stock       Seeks capital appreciation.            Massachusetts Financial Services
     Series                                                                   Company

   MFS(R) Investors Trust Series       Seeks capital appreciation.            Massachusetts Financial Services
                                                                              Company

   MFS(R) Mid Cap Growth Series        Seeks capital appreciation.            Massachusetts Financial Services
                                                                              Company

   MFS(R) New Discovery Series         Seeks capital appreciation.            Massachusetts Financial Services
                                                                              Company

   MFS(R) Research Bond Series         Seeks total return with an emphasis    Massachusetts Financial Services
                                       on current income, but also            Company
                                       considering capital appreciation.

   MFS(R) Research Series              Seeks capital appreciation.            Massachusetts Financial Services
                                                                              Company

   MFS(R) Total Return Series          Seeks total return.                    Massachusetts Financial Services
                                                                              Company

   MFS(R) Utilities Series             Seeks total return.                    Massachusetts Financial Services
                                                                              Company

   MFS(R) Value Series                 Seeks capital appreciation.            Massachusetts Financial Services
                                                                              Company

MFS(R) VARIABLE INSURANCE TRUST
  II--INITIAL CLASS

   MFS(R) High Yield Portfolio         Seeks total return with an emphasis    Massachusetts Financial Services
                                       on high current income, but also       Company
                                       considering capital appreciation.

   MFS(R) Strategic Income Portfolio   Seeks total return with an emphasis    Massachusetts Financial Services
                                       on high current income, but also       Company
                                       considering capital appreciation.

PUTNAM VARIABLE TRUST--CLASS IA

   Putnam VT Diversified Income Fund   Seeks as high a level of current       Putnam Investment Management, LLC
                                       income as Putnam Investment
                                       Management, LLC believes is
                                       consistent with preservation of
                                       capital.

   Putnam VT Equity Income Fund        Seeks capital growth and current       Putnam Investment Management, LLC
                                       income.

   Putnam VT Global Asset Allocation   Seeks long-term return consistent      Putnam Investment Management, LLC
     Fund                              with preservation of capital.          Subadviser: The Putnam Advisory
                                                                              Company, LLC

   Putnam VT Global Equity Fund        Seeks capital appreciation.            Putnam Investment Management, LLC
                                                                              Subadviser: The Putnam Advisory
                                                                              Company, LLC

   Putnam VT Global Utilities Fund     Seeks capital growth and current       Putnam Investment Management, LLC
                                       income.                                Subadviser: The Putnam Advisory
                                                                              Company, LLC

   Putnam VT Growth and Income Fund    Seeks capital growth and current       Putnam Investment Management, LLC
                                       income.

   Putnam VT High Yield Fund           Seeks high current income. Capital     Putnam Investment Management, LLC
                                       growth is a secondary goal when
                                       consistent with achieving high
                                       current income.

FUND                                                   INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
----                                        -------------------------------------------- ----------------------------------

   Putnam VT Income Fund                    Seeks high current income consistent with    Putnam Investment Management, LLC
                                            what Putnam Investment Management,
                                            LLC believes to be prudent risk.

   Putnam VT International Equity Fund      Seeks capital appreciation.                  Putnam Investment Management, LLC
                                                                                         Subadviser: The Putnam Advisory
                                                                                         Company, LLC

   Putnam VT International Growth Fund      Seeks long-term capital appreciation.        Putnam Investment Management, LLC
                                                                                         Subadviser: The Putnam Advisory
                                                                                         Company, LLC

   Putnam VT International Value Fund       Seeks capital growth. Current income is a    Putnam Investment Management, LLC
                                            secondary objective.                         Subadviser: The Putnam Advisory
                                                                                         Company, LLC

   Putnam VT Investors Fund                 Seeks long-term growth of capital and        Putnam Investment Management, LLC
                                            any increased income that results from
                                            this growth.

   Putnam VT Money Market Fund              Seeks as high a rate of current income as    Putnam Investment Management, LLC
                                            Putnam Investment Management, LLC
                                            believes is consistent with preservation of
                                            capital and maintenance of liquidity.

   Putnam VT Multi-Cap Growth Fund          Seeks long-term capital appreciation.        Putnam Investment Management, LLC

   Putnam VT Voyager Fund                   Seeks capital appreciation.                  Putnam Investment Management, LLC

T. ROWE PRICE EQUITY SERIES, INC.

   Equity Income Portfolio                  Seeks to provide substantial dividend        T. Rowe Price Associates, Inc.
                                            income as well as long-term growth of
                                            capital through investments in the
                                            common stocks of established companies.

   New America Growth Portfolio             Seeks to provide long-term capital growth    T. Rowe Price Associates, Inc.
                                            by investing primarily in the common
                                            stocks of growth companies.

   Personal Strategy Balanced Portfolio     Seeks the highest total return over time     T. Rowe Price Associates, Inc.
                                            consistent with an emphasis on both
                                            capital appreciation and income.

T. ROWE PRICE FIXED INCOME SERIES, INC.

   Limited-Term Bond Portfolio              Seeks a high level of income consistent      T. Rowe Price Associates, Inc.
                                            with moderate fluctuations in principal
                                            value.

/1/ An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the Portfolio. During extended periods of low interest rates, the yields of the investment division in the BlackRock Money Market Portfolio may become extremely low and possibly negative.

TRANSFERS

The following Funds are "Monitored Portfolios" as defined in the Transfer section of the prospectus:

American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds High-Income Bond Fund
American Funds International Fund
American Funds New World Fund(R)
DWS Global Income Builder VIP
DWS Global Small Cap Growth VIP
DWS International VIP
DWS Small Mid Cap Growth VIP
Fidelity(R) VIP High Income Portfolio
Fidelity(R) VIP Overseas Portfolio

Met Investors Series Trust Lord Abbett Bond Debenture Portfolio
Met Investors Series Trust MFS(R) Emerging Markets Equity Portfolio Met Investors Series Trust Oppenheimer Global Equity Portfolio
Metropolitan Series Fund MSCI EAFE(R) Index Portfolio
Metropolitan Series Fund Russell 2000(R) Index Portfolio
MFS(R) Global Equity Series
MFS(R) New Discovery Series
MFS(R) High Yield Portfolio
MFS(R) Strategic Income Portfolio
Putnam VT Global Asset Allocation Fund
Putnam VT Global Equity Fund
Putnam VT Global Utilities Fund
Putnam VT High Yield Fund
Putnam VT International Equity Fund
Putnam VT International Growth Fund
Putnam VT International Value Fund.

In addition to the Funds identified above, we treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Funds. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Funds under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Funds, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described in the prospectus, see "Transfer"), and transfer restrictions may be imposed upon a violation of either monitoring policy.